Derecognition And Offset Of Financial Instruments - Transferred Financial Assets That Do Not Meet The Condition Of Derecognition In Their Entirety (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		₩ 1,561,140	₩ 843,412
Financial assets at FVTOCI
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		248,394	556,583
Financial assets at FVTPL
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		1,271,304	238,461
Securities at amortized cost
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		41,442	48,368
Bonds sold under repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of Related liabilities		₩ 1,530,767	₩ 757,691
Korean treasury and government bonds
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Nature of financial assets transferred during period which do not qualify for derecognition		Korea Securities Depository and others	Korea Securities Depository and others
Book value of assets transferred		₩ 0	₩ 592,218
Korean treasury and government bonds | Financial assets at fair value through profit or loss, category
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Nature of financial assets transferred during period which do not qualify for derecognition		The Korea Securities Finance Corporation	The Korea Securities Finance Corporation
Book value of assets transferred		₩ 12,361	₩ 625,398
Assets transferred | Loans At Amortized Costs
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred	[1]	5,205,022	5,098,217
Related liabilities | Asset Backed Borrowings
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of Related liabilities	[1]	2,153,730	2,434,900
Related liabilities | Asset Backed Bonds
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of Related liabilities	[1]	₩ 1,830,672	₩ 1,487,895

[1]	The carrying amount is the amount before the allowance for bad debts.